Fair Value Option	12 Months Ended
Dec. 31, 2023
Fair Value Option
7.  Fair Value Option
The following table summarizes the financial instruments for which the fair value option has been elected:

	December 31,
	2023	2022
Assets
Loans and Receivables	$60,738	$315,039
Equity and Preferred Securities	2,894,302	1,868,192
Debt Securities	63,486	24,784
Assets of Consolidated CLO Vehicles
Corporate Loans	938,801	—

	$3,957,327	$2,208,015

Liabilities
CLO Notes Payable	$687,122	$—
Corporate Treasury Commitments	1,264	8,144

	$688,386	$8,144

The following table presents the Realized and Net Change in Unrealized Gains (Losses) on financial instruments on which the fair value option was elected:

	Year Ended December 31,
	2023		2022		2021
		Net Change		Net Change		Net Change
	Realized	in Unrealized	Realized	in Unrealized	Realized	in Unrealized
	Gains (Losses)	Gains (Losses)	Gains (Losses)	Gains (Losses)	Gains (Losses)	Gains (Losses)
Assets
Loans and Receivables	$(8,053)	$4,886	$(10,733)	$(464)	$(11,661)	$3,481
Equity and Preferred Securities	(1,439)	(122,605)	22,285	(91,338)	42,791	53,157
Debt Securities	—	(3,884)	(22,240)	(19,490)	14,399	(14,210)
Assets of Consolidated CLO Vehicles
Corporate Loans	(6,063)	8,728	—	—	—	—

	$(15,555)	$(112,875)	$(10,688)	$(111,292)	$45,529	$42,428

Liabilities
CLO Notes Payable	$—	$282	$—	$—	$—	$—
Corporate Treasury Commitments	—	6,880	—	(7,508)	—	(383)

	$—	$7,162	$—	$(7,508)	$—	$(383)

The following table presents information for those financial instruments for which the fair value option was elected:

	December 31, 2023			December 31, 2022
		For Financial Assets			For Financial Assets
		Past Due (a)			Past Due (a)
	Excess		Excess	Excess		Excess
	(Deficiency)		(Deficiency)	(Deficiency)		(Deficiency)
	of Fair Value	Fair	of Fair Value	of Fair Value	Fair	of Fair Value
	Over Principal	Value	Over Principal	Over Principal	Value	Over Principal
Loans and Receivables	$675	$—	$—	$(2,861)	$—	$—
Debt Securities	(52,577)	—	—	(48,670)	—	—
Assets of Consolidated CLO Vehicles
Corporate Loans	(8,751)	1,345	—	—	—	—

	$(60,653)	$1,345	$—	$(51,531)	$—	$—

(a)	Assets are classified as past due if contractual payments are more than 90 days past due.

As of December 31, 2023 and 2022, no Loans and Receivables for which the fair value option was elected were past due or in non-accrual
status. As of December 31, 2023, there were two Corporate Loans included within the Assets of Consolidated CLO Vehicles for which the fair value option was elected that were past due but was not in non-accrual
status. As of December 31, 2022,
no
Corporate Loans included within the Assets of Consolidated CLO Vehicles for which the fair value option was elected were past due or in non-accrual
status.